Bank Loans - Schedule of Principal Payments on Long-Term Borrowings (Details) - Dec. 31, 2021	CNY (¥)	USD ($)
Principal Payments on Long-Term Borrowings
2022	¥ 50,200,000	$ 7,877,475
2023	141,800,000	22,251,514
2024	160,000,000	25,107,492
Total	¥ 352,000,000	$ 55,236,481